GOODWILL AND OTHER INTANGIBLE ASSETS (Disclosures and Components of Other Intangibles) (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	$ 1,186	$ 1,159
Accumulated Amortization and Impairments	542	333
Total amortizable intangible assets	644	826
In-Process R&D	1	29
Gross Book Value	1,187	1,188
Net Book Value	645	855
Developed Technology [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	835	808
Accumulated Amortization and Impairments	415	252
Net Book Value	420	556
Backlog [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	13	13
Accumulated Amortization and Impairments	13	12
Net Book Value	0	1
Trademarks/Trade Name [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	33	33
Accumulated Amortization and Impairments	14	8
Net Book Value	19	25
Customer Relationships [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	304	304
Accumulated Amortization and Impairments	100	61
Net Book Value	204	243
Noncompete Agreements [Member]
Schedule of Other Intangible Assets By Major Class [Abstract]
Gross Carrying Amount	1	1
Accumulated Amortization and Impairments	0	0
Net Book Value	$ 1	$ 1